Note 13 - Stock-based Compensation (Details Textual) - USD ($)				1 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended		15 Months Ended	21 Months Ended
	Aug. 31, 2015	Apr. 28, 2015	Nov. 01, 2010	Nov. 30, 2010	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2012
Stock Incentive Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			4 years	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years	10 years
Stock Incentive Plan [Member] | Medical Advisory Board Member 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		50,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0.55
Stock Incentive Plan [Member] | Two Medical Advisory Board Members [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value								$ 0.1198
Allocated Share-based Compensation Expense								$ 11,978
Stock Incentive Plan [Member] | Former CEO [Member]
Allocated Share-based Compensation Expense	$ 98,100
Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					8,500,000			8,500,000	8,500,000		8,500,000	8,500,000	8,500,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit								$ 0.21	$ 0.21
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit								$ 2.92	$ 2.92
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value					$ 0			$ 0	$ 0		$ 0	$ 0
Allocated Share-based Compensation Expense					$ 96,323			$ 146,385			$ 94,032	$ 369,238
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term								5 years 21 days	6 years 156 days	6 years 350 days
Employee Stock Option [Member]
Allocated Share-based Compensation Expense									$ 135,015	$ 792,160
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					1,500,000	100,000			1,050,000	4,693,644
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 0.51	$ 0.55			$ 0.55	$ 0.36